UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Criterion Capital Management, LLC
Address: 4 Embarcadero Center, 34th Floor
         San Francisco, CA  94111

13F File Number:  028-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Zach Stout
Title:     Chief Compliance Officer
Phone:     (415) 834-3500

Signature, Place, and Date of Signing:

 /s/    Zach Stout     San Francisco, CA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    54

Form 13F Information Table Value Total:    $1,866,923 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3-D SYS CORP DEL               COM NEW          88554D205    11417   214000 SH       SOLE                   214000        0        0
ADOBE SYS INC                  COM              00724F101    85684  2274000 SH       SOLE                  2274000        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101    17122   418230 SH       SOLE                   418230        0        0
AKAMAI TECHNOLOGIES INC        COM              00971T101    37146   908000 SH       SOLE                   908000        0        0
AMAZON COM INC                 COM              023135106    67247   268056 SH       SOLE                   268056        0        0
AMERICAN TOWER CORP NEW        COM              03027X100    27547   356500 SH       SOLE                   356500        0        0
ANALOG DEVICES INC             COM              032654105    16992   404000 SH       SOLE                   404000        0        0
ARM HLDGS PLC                  SPONSORED ADR    042068106     6355   168000 SH       SOLE                   168000        0        0
ATHENAHEALTH INC               COM              04685W103    63147   861598 SH       SOLE                   861598        0        0
ATMEL CORP                     COM              049513104     4474   683000 SH       SOLE                   683000        0        0
AUTODESK INC                   COM              052769106    35626  1007800 SH       SOLE                  1007800        0        0
BAIDU INC                      SPON ADR REP A   056752108     9477    94500 SH  CALL SOLE                    94500        0        0
BAIDU INC                      SPON ADR REP A   056752108    18313   182600 SH       SOLE                   182600        0        0
CADENCE DESIGN SYSTEM INC      COM              127387108    39158  2898417 SH       SOLE                  2898417        0        0
CBRE GROUP INC                 CL A             12504L109    57967  2912900 SH       SOLE                  2912900        0        0
CROWN CASTLE INTL CORP         COM              228227104    29238   405185 SH       SOLE                   405185        0        0
DISH NETWORK CORP              CL A             25470M109    47585  1307279 SH       SOLE                  1307279        0        0
E M C CORP MASS                COM              268648102    35994  1422700 SH       SOLE                  1422700        0        0
E M C CORP MASS                COM              268648102    26565  1050000 SH  CALL SOLE                  1050000        0        0
EBAY INC                       COM              278642103    35581   697700 SH       SOLE                   697700        0        0
EQUINIX INC                    COM NEW          29444U502    18352    89000 SH       SOLE                    89000        0        0
FACEBOOK INC                   CL A             30303M102    32013  1202600 SH       SOLE                  1202600        0        0
FREESCALE SEMICONDUCTOR LTD    SHS              G3727Q101     5597   508369 SH       SOLE                   508369        0        0
FREESCALE SEMICONDUCTOR LTD    SHS              G3727Q101      659    59900 SH  CALL SOLE                    59900        0        0
GOOGLE INC                     CL A             38259P508   108724   153700 SH       SOLE                   153700        0        0
GROUPON INC                    COM CL A         399473107    17481  3597000 SH       SOLE                  3597000        0        0
LAM RESEARCH CORP              COM              512807108    24485   677700 SH       SOLE                   677700        0        0
LINEAR TECHNOLOGY CORP         COM              535678106    36808  1073116 SH       SOLE                  1073116        0        0
LINKEDIN CORP                  COM CL A         53578A108    33677   293300 SH       SOLE                   293300        0        0
MOTOROLA SOLUTIONS INC         COM NEW          620076307   114397  2054552 SH       SOLE                  2054552        0        0
NETEASE INC                    SPONSORED ADR    64110W102     3402    80000 SH       SOLE                    80000        0        0
NETFLIX INC                    COM              64110L106    39544   427089 SH       SOLE                   427089        0        0
NETFLIX INC                    COM              64110L106     9259   100000 SH  CALL SOLE                   100000        0        0
NETSUITE INC                   COM              64118Q107    33300   494793 SH       SOLE                   494793        0        0
PALO ALTO NETWORKS INC         COM              697435105    57343  1071424 SH       SOLE                  1071424        0        0
PRICELINE COM INC              COM NEW          741503403    92364   148880 SH       SOLE                   148880        0        0
QLIK TECHNOLOGIES INC          COM              74733T105     9201   423600 SH       SOLE                   423600        0        0
QLIK TECHNOLOGIES INC          COM              74733T105     6516   300000 SH  CALL SOLE                   300000        0        0
QUALCOMM INC                   COM              747525103    44019   711601 SH       SOLE                   711601        0        0
ROBERT HALF INTL INC           COM              770323103    51237  1610198 SH       SOLE                  1610198        0        0
SALESFORCE COM INC             COM              79466L302     8069    48000 SH       SOLE                    48000        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107    15210   500000 SH  PUT  SOLE                   500000        0        0
SEI INVESTMENTS CO             COM              784117103    15892   680900 SH       SOLE                   680900        0        0
SERVICENOW INC                 COM              81762P102    41195  1371801 SH       SOLE                  1371801        0        0
SINA CORP                      ORD              G81477104     4168    83000 SH       SOLE                    83000        0        0
SIRIUS XM RADIO INC            COM              82967N108    48738 16864300 SH       SOLE                 16864300        0        0
SPLUNK INC                     COM              848637104    44186  1522602 SH       SOLE                  1522602        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100    13829  2439000 SH       SOLE                  2439000        0        0
TERADYNE INC                   COM              880770102    16729   990466 SH       SOLE                   990466        0        0
VERISIGN INC                   COM              92343E102    81321  2094814 SH       SOLE                  2094814        0        0
VERISK ANALYTICS INC           CL A             92345Y106    17258   338600 SH       SOLE                   338600        0        0
WORKDAY INC                    CL A             98138H101    16754   307420 SH       SOLE                   307420        0        0
WYNN RESORTS LTD               COM              983134107    84143   748000 SH       SOLE                   748000        0        0
YANDEX N V                     SHS CLASS A      N97284108    48418  2247839 SH       SOLE                  2247839        0        0